Warrants - Series 4 Growth Options (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2019
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted					$ 3.35
Common stock options outstanding			14,633,074		14,633,074			12,674,486
Change in fair value of warrant liabilities			$ (2,600,000)	$ 4,977,000	$ (6,084,000)	$ 7,051,000	$ 12,406,208	$ (7,602,367)
Liabilities Current			$ 69,279,000		$ 69,279,000			$ 101,536,000
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted								$ 18.52
Common stock options outstanding	5,034,858						5,034,858	4,889,820	5,034,858
Change in fair value of warrant liabilities								$ 7,646,000	$ 1,466,000
Liabilities Current	$ 17,522,000						$ 17,522,000	$ 101,536,000	$ 17,522,000
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 4 Growth redeemable convertible preferred stock -"Series 4 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted		$ 20.72
Warrants expiration term		1 year
Number of options issued		2,419,573						2,371,812
Change in fair value of warrant liabilities	$ 1,400,000
Liabilities Current		$ 700,000
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants expiration term										30 days
Number of options issued		2,973,270						2,845,625